Stock-based compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 59.45	$ 53.01	$ 48.50	$ 44.24
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	33,962,000	35,523,057	41,658,033
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 51.75	$ 52.66	$ 48.23
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 39.20	$ 36.73	$ 22.31
Intrinsic value of stock awards exercised	$ 488	$ 618	$ 518
Fair value of stock awards vested	66	96	124
Cash received from stock awards exercised	112	161	325
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted (in dollars per share)	$ 104.61	$ 97.51	$ 53.35
Fair value of stock awards vested	229	143	99
Weighted average remaining contractual life (in years)	1 year 2 months
Stock-based compensation expense, before tax (in dollars)	245	193	226
Income tax benefit corresponding to stock-based compensation expense	78	61	73
Stock-based compensation expense, before tax which are related to separations due to the streamlining of corporate structure			19
Cash tax benefits realized from stock awards exercised	217	235	188
Tax benefit recordable in APIC on reduction of future income taxes payable	40
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	45,827,599
Weighted Average Exercise Price (in dollars per share)	$ 59.45
Aggregate Intrinsic Value outstanding	1,430
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	33,962,000
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 51.75
Aggregate Intrinsic Value of Stock awards exercisable	1,246
Exercise Price Range 22.17 To 27.14 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 22.17
Exercise Price Range 22.17 To 27.14 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 27.14
Exercise Price Range 22.17 To 27.14 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	6,759,589
Weighted Average Remaining Contractual Life outstanding (in Years)	4 years 9 months
Weighted Average Exercise Price (in dollars per share)	$ 23.36
Aggregate Intrinsic Value outstanding	439
Exercise Price Range 22.17 To 27.14 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	6,759,589
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4 years 9 months
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 23.36
Aggregate Intrinsic Value of Stock awards exercisable	439
Exercise Price Range 38.63 To 45.64 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 38.63
Exercise Price Range 38.63 To 45.64 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 45.64
Exercise Price Range 38.63 To 45.64 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	11,099,949
Weighted Average Remaining Contractual Life outstanding (in Years)	1 year 9 months 21 days
Weighted Average Exercise Price (in dollars per share)	$ 42.38
Aggregate Intrinsic Value outstanding	509
Exercise Price Range 38.63 To 45.64 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	11,099,949
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	1 year 9 months 21 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 42.38
Aggregate Intrinsic Value of Stock awards exercisable	509
Exercise Price Range 57.85 To 66.77 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 57.85
Exercise Price Range 57.85 To 66.77 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 66.77
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	10,654,464
Weighted Average Remaining Contractual Life outstanding (in Years)	6 years 1 month 28 days
Weighted Average Exercise Price (in dollars per share)	$ 59.54
Aggregate Intrinsic Value outstanding	306
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	4,597,874
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4 years 10 months 2 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 61.77
Aggregate Intrinsic Value of Stock awards exercisable	122
Exercise Price Range 72.05 To 86.77 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 72.05
Exercise Price Range 72.05 To 86.77 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 86.77
Exercise Price Range 72.05 To 86.77 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	11,246,820
Weighted Average Remaining Contractual Life outstanding (in Years)	3 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 72.60
Aggregate Intrinsic Value outstanding	176
Exercise Price Range 72.05 To 86.77 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	11,152,835
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3 years 10 months 20 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 72.48
Aggregate Intrinsic Value of Stock awards exercisable	176
Exercise Price Range 102.13 To 110.09 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 102.13
Exercise Price Range 102.13 To 110.09 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 110.09
Exercise Price Range 102.13 To 110.09 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	6,066,777
Weighted Average Remaining Contractual Life outstanding (in Years)	8 years 8 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 106.30
Aggregate Intrinsic Value outstanding	0
Exercise Price Range 102.13 To 110.09 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	351,753
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	8 years 5 months 26 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 104.55
Aggregate Intrinsic Value of Stock awards exercisable	$ 0